Significant Accounting Policies - Schedule of Contract Balances (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Member]
Contract receivables	$ 178,495	$ 227,056	$ 362,992
Royalty Receivables [Member]
Contract receivables		5,307	14,796
Gift Card Liability [Member]
Contract liabilities	81,599	87,724	80,533
Deferred Revenue [Member]
Contract liabilities	$ 983,488	$ 1,174,506	$ 175,000